STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Subscriptions Payable	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2015		82,331,062
Beginning Balance, Amount at Dec. 31, 2015		$ 823	$ 10,370,651		$ (10,797,033)	$ (425,559)
Common stock issued on equity line of credit, Shares		27,952,890
Common stock issued on equity line of credit, Amount		$ 280	143,240			143,520
Common stock issued on debt conversions, Shares		165,196,985
Common stock issued on debt conversions, Amount		$ 1,652	736,064			737,716
Exercise of preferred stock warrants at $0.001 per share, related parties, Shares	2,000,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount	$ 2,000					2,000
Exercise of warrants at $0.00001 per share, related party, Shares		20,000,000
Exercise of warrants at $0.00001 per share, related party, Amount		$ 200				200
Exercise of cashless warrants at $0.00001 per share, Shares		2,248,846
Exercise of cashless warrants at $0.00001 per share, Amount		$ 22	(22)
Shares issued for serttlement of reimbursements, related party, Shares		600,000
Shares issued for serttlement of reimbursements, related party, Amount		$ 6	13,759			$ 13,765
Shares issued for services, Shares		6,226,867
Shares issued for services, Amount		$ 63	70,558			$ 70,621
Amortization of warrants granted for services, related parties			25,030			25,030
Amortization of warrants granted for services			14,739			14,739
Adjustments to derivative liability due to debt conversions			525,485			525,485
Net loss					(1,768,221)	(1,768,221)
Ending Balance, Shares at Dec. 31, 2016	2,000,000	304,556,650
Ending Balance, Amount at Dec. 31, 2016	$ 2,000	$ 3,046	11,899,504		(12,565,254)	(660,704)
Common stock issued on equity line of credit, Shares		5,147,110
Common stock issued on equity line of credit, Amount		$ 51	18,272			18,323
Common stock issued on debt conversions, Shares		199,342,008
Common stock issued on debt conversions, Amount		$ 1,993	421,204			423,197
Exercise of warrants at $0.00001 per share, related party, Shares		7,000,000
Exercise of warrants at $0.00001 per share, related party, Amount		$ 70				70
Shares issued for services, Shares		9,000,000
Shares issued for services, Amount		$ 90	84,510			84,600
Adjustments to derivative liability due to debt conversions			303,542			303,542
Common stock sold for cash, Shares		40,000,002
Common stock sold for cash, Amount		$ 400	284,600			285,000
Shares issued for services on terminated offering, Shares		72,794,907
Shares issued for services on terminated offering, Amount		$ 728	312,290	273,805		586,823
Warrants issued for services, related parties			102,364			102,364
Warrants issued for services			9,617			9,617
Net loss					(3,763,558)	(3,763,558)
Ending Balance, Shares at Dec. 31, 2017	2,000,000	637,840,677
Ending Balance, Amount at Dec. 31, 2017	$ 2,000	$ 6,378	$ 13,435,903	$ 273,805	$ (16,328,812)	$ (2,610,726)